Annual Total Returns - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio - VIP Equity-Income Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	28.15%
Annual Return 2014	8.85%
Annual Return 2015	(4.08%)
Annual Return 2016	18.02%
Annual Return 2017	12.89%
Annual Return 2018	(8.29%)
Annual Return 2019	27.44%
Annual Return 2020	6.69%
Annual Return 2021	24.89%
Annual Return 2022	(4.96%)